Note 12 - Other Operating Expense (Income), Net	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Other Operating Income and Expense [Text Block]

NOTE 12:  OTHER OPERATING EXPENSE (INCOME), NET

	Successor			Predecessor
(in millions)	Year Ended December 31, 2015	Year Ended December 31, 2014	Four Months Ended December 31, 2013	Eight Months Ended August 31, 2013
Expense (income) :
Gain on sale of digital imaging patent portfolio (1)	$—	$—	$—	$(535)
Goodwill and intangible asset impairments (2) (3) (4) (5) (6)	8	9	8	77
Gains related to the sales of assets and businesses	(6)	(3)	(6)	(34)
Gain recognized on assets acquired for no monetary consideration (7)	(3)	—	—	—
Other	3	3	—	(3)
Total	$2	$9	$2	$(495)

(1)	Refer to Note 24, “Emergence from Voluntary Reorganization under Chapter 11 Proceedings.”
(2)

In the fourth quarter of 2015, Kodak recorded a goodwill impairment charge of $2 million related to the Intellectual Property Solutions reporting unit.  Refer to Note 5, “Goodwill and Other Intangible Assets.”

(3)	In the first quarter of 2015, Kodak recorded a goodwill impairment charge of $6 million related to the Micro 3D Printing reporting unit. Refer to Note 5, “Goodwill and Other Intangible Assets.”
(4)	In the fourth quarter of 2014, Kodak recorded an impairment charge of $9 million related to an in-process research and development intangible asset established as part of fresh start accounting.
(5)	In the fourth quarter of 2013, Kodak recorded an impairment charge of $8 million related to the Kodak trade name. Refer to Note 5, “Goodwill and Other Intangible Assets.”
(6)	In the first quarter of 2013, Kodak recorded a goodwill impairment charge of $77 million related to the Intellectual Property and Consumer Products reporting unit.
(7)	Refer to Note 23, “Segment Information”, footnote 5 to the table entitled “Segment Operational EBITDA from Consolidated Loss from Continuing Operations Before Income Taxes.”